January 6, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Morgan Stanley Pathway Funds (“Trust”)

SEC File Nos. 811-06318 and 033-40823

Rule 497

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of the Prospectus and Statement of Additional Information dated January 1, 2026 that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 94 of the Trust’s Registration Statement on Form N-1A (“Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 29, 2025 (Accession No. 0001398344-25-022992).

Please contact the undersigned at (646) 536-6846, if you have any questions or comments concerning this filing.

Sincerely,

/s/ Eric Metallo
Eric Metallo
Secretary

cc:	Joseph Signora (via email)

Robert Garcia (via email)

John O’Brien, Esq. (via email)